Long-Term Debt - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of long term debt [Line Items]
Description of compliance with covenants	The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event that the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict our ability to incur additional indebtedness.
Maximum Consolidated Interest Coverage Ratio to incur additional indebtedness				200.00%	200.00%
Description of compliance with covenants	The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. This restricted payment basket grows by, among other things, 50% of cumulative consolidated net earnings, and decreases by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. As at December 31, 2019, the governing net restricted payments basket was negative $517 million (2018 – negative $496 million), therefore limiting us from making any further dividend payments or share repurchases until the governing restricted payments basket once again becomes positive.
Net restricted payments basket				$ (517)		$ (496)
Proportion of ownership interest in subsidiary	100.00%
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Borrowings maximum borrowing capacity					$ 500,000,000
Adjusted EBITDA to interest expense coverage ratio	250.00%
Credit facility amount withdrawn					0
Borrowings maximum available letters of credit					200,000,000
Outstanding letters of credit	$ 25,000,000	$ 28,000,000
Senior Credit Facility [Member] | Periods ending December 31, 2019 [Member]
Disclosure of long term debt [Line Items]
Adjusted EBITDA to interest expense coverage ratio	250.00%
Senior Credit Facility [Member] | Periods ending March 31, 2020 [Member]
Disclosure of long term debt [Line Items]
Adjusted EBITDA to interest expense coverage ratio	250.00%
Senior Credit Facility [Member] | Periods ending April 1, 2019 [Member]
Disclosure of long term debt [Line Items]
Adjusted EBITDA to interest expense coverage ratio	175.00%
Senior Credit Facility [Member] | Future Assets [Member]
Disclosure of long term debt [Line Items]
Borrowings additional borrowing capacity					$ 300,000,000
6.5% Senior Notes Due 2021 [Member]
Disclosure of long term debt [Line Items]
Interest rate				6.50%	6.50%
Maturity date	December 15, 2021
Borrowings frequency of payments	Interest is payable semi-annually on June 15 and December 15 of each year.
Amount redeemed					$ 75,000,000
Repurchase price					$ 76,000,000
6.5% Senior Notes Due 2021 [Member] | After December 15, 2019 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				101.00%	101.00%
6.5% Senior Notes Due 2021 [Member] | Events After Reporting Period [Member]
Disclosure of long term debt [Line Items]
Amount redeemed			$ 25,000,000
Repurchase price			25,000,000
7.75% Senior Notes Due 2023 [Member]
Disclosure of long term debt [Line Items]
Interest rate				7.75%	7.75%
Maturity date	December 15, 2023
Borrowings frequency of payments	Interest is payable semi-annually on June15 and December15 of each year.
Repurchase price					$ 5,000,000
Repurchased and cancelled					$ 5,000,000
7.75% Senior Notes Due 2023 [Member] | Any time on or after December 15, 2021 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				101.00%	101.00%
7.75% Senior Notes Due 2023 [Member] | Bottom Of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after December 15, 2019 and before December 15, 2021 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				101.938%	101.938%
7.75% Senior Notes Due 2023 [Member] | Top of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after December 15, 2019 and before December 15, 2021 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				103.875%	103.875%
5.25% Senior Notes Due 2024 [Member]
Disclosure of long term debt [Line Items]
Interest rate				5.25%	5.25%
Maturity date	November 15, 2024
Borrowings frequency of payments	Interest is payable semi-annually on May 15 and November 15 of each year.
Amount redeemed					$ 43,000,000
Repurchase price					$ 39,000,000
5.25% Senior Notes Due 2024 [Member] | Any time on or after May 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				101.00%	101.00%
5.25% Senior Notes Due 2024 [Member] | Bottom Of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after May 15, 2019 and before May 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				100.875%	100.875%
5.25% Senior Notes Due 2024 [Member] | Top of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after May 15, 2019 and before May 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				102.625%	102.625%
5.25% Senior Notes Due 2024 [Member] | Events After Reporting Period [Member]
Disclosure of long term debt [Line Items]
Repurchase price			4,000,000
Repurchased and cancelled			5,000,000
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Interest rate				7.125%	7.125%
Maturity date	January 15, 2026
Borrowings frequency of payments	Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.
Amount redeemed					$ 30,000,000
Repurchase price					$ 29,000,000
7.125% Senior Notes Due 2026 [Member] | Prior to November 15, 2020, Precision may redeem up to 35% of the 7.125% senior notes due 2026 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				107.125%	107.125%
Borrowings maximum percentage of principal amount redeemed				35.00%	35.00%
7.125% Senior Notes Due 2026 [Member] | Prior to November 15, 2020, Precision may redeem these notes in whole or in part [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				100.00%	100.00%
7.125% Senior Notes Due 2026 [Member] | Any time on or after November 15, 2023 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				101.00%	101.00%
7.125% Senior Notes Due 2026 [Member] | Bottom Of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after November 15, 2020 and before November 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				101.781%	101.781%
7.125% Senior Notes Due 2026 [Member] | Top of Range [Member] | Precision may redeem these notes in whole or in part at any time on or after November 15, 2020 and before November 15, 2022 [Member]
Disclosure of long term debt [Line Items]
Redemption price percentage				105.344%	105.344%
7.125% Senior Notes Due 2026 [Member] | Events After Reporting Period [Member]
Disclosure of long term debt [Line Items]
Repurchase price			2,000,000
Repurchased and cancelled			$ 2,000,000